Investee Companies and other investments (Schedule of Composition of Investments) (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of associates [abstract]
Investment in shares	€ 30,756		€ 26,371
Long-term loans	2,665		8,495
Short-term loans	(2,665)		0
Deferred interest	(727)		(837)
Composition of the investments	32,694		34,029
Investment in equity accounted investee	€ 30,029	$ 32,026	€ 34,029